Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended			7 Months Ended	8 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended		16 Months Ended	17 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended
	Sep. 30, 2024	Sep. 23, 2024	Sep. 12, 2022	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Nov. 30, 2022	Jan. 31, 2025	Feb. 28, 2025	Feb. 28, 2026	Mar. 31, 2025	Feb. 28, 2023	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	May 31, 2023	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Aug. 31, 2023	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Nov. 30, 2023	Jan. 31, 2026	Feb. 28, 2026	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026
C000252269
Account Value [Line Items]
Line Graph and Table Measure Name										THOR Index Rotation ETF
Accumulated Value	$ 10,056	$ 10,000		$ 9,960	$ 10,600	$ 10,337		$ 10,562	$ 10,353		$ 10,004		$ 10,498	$ 11,160	$ 11,733		$ 11,918	$ 12,154	$ 12,588		$ 12,985	$ 12,941	$ 12,994		$ 13,199	$ 13,151
C000236830
Account Value [Line Items]
Line Graph and Table Measure Name										THOR Equal Weight Low Volatility ETF
Accumulated Value			$ 10,000				$ 10,416					$ 10,009				$ 9,550				$ 10,202				$ 9,957			$ 10,853	$ 11,147	$ 11,751	$ 12,284	$ 11,411	$ 11,671	$ 12,395	$ 12,780	$ 14,215
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,079	$ 10,000		$ 9,987	$ 10,574	$ 10,322		$ 10,609	$ 10,471		$ 9,881		$ 9,814	$ 10,431	$ 10,962		$ 11,208	$ 11,435	$ 11,852		$ 12,130	$ 12,160	$ 12,167		$ 12,343	$ 12,250
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000				$ 9,965					$ 9,738				$ 10,297				$ 11,150				$ 11,345			$ 12,703	$ 13,200	$ 14,176	$ 15,189	$ 15,041	$ 14,985	$ 16,427	$ 17,468	$ 17,597